Income taxes (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Withholding Income Tax Dividend Distribution		10.00%
Other tax expense		$ 900	$ 3,100	$ 1,400
Tax rate		34.00%	34.00%	34.00%
Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Tax rate		25.00%
Scenario, Plan [Member]
Income Tax Disclosure [Line Items]
Tax rate	21.00%
SGOCO International [Member] | Hong Kong [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards		$ 11,458	$ 3,176
Tax rate		16.50%	16.50%	16.50%
PRC Entities [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards		$ 2,277	$ 2,304
SGO [Member] | U.S. [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards		$ 609	$ 609